Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	May 16, 2013
Document Effective Date	May 16, 2013
Prospectus Date	May 17, 2013
Shenkman Short Duration High Income Fund | Class A
Risk/Return:
Trading Symbol	SCFAX
Shenkman Short Duration High Income Fund | Institutional Class
Risk/Return:
Trading Symbol	SCFIX
Shenkman Short Duration High Income Fund | Class F
Risk/Return:
Trading Symbol	SCFFX